Shareholder Report, Line Graph (Details) 197299_Pacer Swan SOS Flex -July- ETF_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Jun. 30, 2021	Oct. 31, 2025
Pacer Swan SOS Flex (July) ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Pacer Swan SOS Flex (July) ETF NAV
Accumulated Value	$ 13,935	$ 11,211	$ 10,146	$ 10,405	$ 10,000	$ 15,996
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Accumulated Value	$ 13,971	$ 10,122	$ 9,190	$ 10,763	$ 10,000	$ 16,968
S&P 500 Price Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Price Return Index